Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of basic and diluted earnings per share

	2020	2021	2022
Net profit attributable to ordinary equity holders of the parent for basic earnings	8,842	17,399	13,119
Weighted average number of ordinary shares for basic earnings per share	62,251,274	62,433,524	62,619,727
Effect of share-based payments	165,196	20,482	—
Weighted average number of ordinary shares for diluted earnings per share	62,416,470	62,454,006	62,619,727

Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	142.04	278.68	209.50
Diluted, profit attributable to ordinary equity holders of the parent	141.66	278.59	209.50